Shareholders' Equity (Details) - Schedule of information concerning outstanding and exercisable awards	12 Months Ended
Dec. 31, 2022 $ / shares shares
Awards outstanding [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 1 month 13 days
Awards outstanding [Member] | 2.21 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	6 years 11 months 8 days
Awards outstanding [Member] | 16.00 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 25 days
Awards outstanding [Member] | 17.63 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	9 years 4 months 24 days
Awards outstanding [Member] | 23.19 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months 10 days
Awards outstanding [Member] | 23.42 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months 7 days
Awards outstanding [Member] | 23.84 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 10 months 20 days
Awards outstanding [Member] | 23.86 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months
Awards outstanding [Member] | 24.97 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 5 months 1 day
Awards outstanding [Member] | 28.96 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 10 months 6 days
Awards outstanding [Member] | 30.66 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 6 months 10 days
Awards outstanding [Member] | 36.74 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 11 months 4 days
Awards outstanding [Member] | 40.21 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 2 months 8 days
Awards outstanding [Member] | 49.68 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 18 days
Awards outstanding [Member] | 59.2 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 1 month 24 days
Awards outstanding [Member] | Non-employees [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 64.61
Number of awards outstanding at end of year	25,010
Awards outstanding [Member] | Non-employees [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.21
Number of awards outstanding at end of year	1,483,416
Weighted Average Remaining Contractual Life (years)	7 years 8 months 15 days
Awards outstanding [Member] | Non-employees [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 16
Number of awards outstanding at end of year	156,484
Weighted Average Remaining Contractual Life (years)	5 years 11 months 15 days
Awards outstanding [Member] | Non-employees [Member] | 17.63 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 17.63
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	9 years 9 months 21 days
Awards outstanding [Member] | Non-employees [Member] | 23.19 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.19
Number of awards outstanding at end of year	21,000
Weighted Average Remaining Contractual Life (years)	8 years 9 months 10 days
Awards outstanding [Member] | Non-employees [Member] | 23.84 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.84
Number of awards outstanding at end of year	30,000
Weighted Average Remaining Contractual Life (years)	8 years 10 months 17 days
Awards outstanding [Member] | Non-employees [Member] | 30.93 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 30.93
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	7 years 9 months 21 days
Awards outstanding [Member] | Non-employees [Member] | 40.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 40.21
Number of awards outstanding at end of year	7,172
Weighted Average Remaining Contractual Life (years)	8 years 2 months 8 days
Awards outstanding [Member] | Non-employees [Member] | 49.68 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 49.68
Number of awards outstanding at end of year	100,000
Weighted Average Remaining Contractual Life (years)	8 years 18 days
Awards outstanding [Member] | Non-employees [Member] | 0.00 [Member]
Class of Warrant or Right [Line Items]
Number of awards outstanding at end of year	28,952 [1]
Awards outstanding [Member] | Non-employees [Member] | 0.00 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0
Awards outstanding [Member] | Non-employees [Member] | 0.00 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	0.01
Awards outstanding [Member] | Non-employees [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.21
Number of awards outstanding at end of year	1,053,594
Awards outstanding [Member] | Non-employees [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 16
Number of awards outstanding at end of year	110,999
Awards outstanding [Member] | Non-employees [Member] | 17.63 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 17.63
Number of awards outstanding at end of year	897,265
Awards outstanding [Member] | Non-employees [Member] | 23.19 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.19
Number of awards outstanding at end of year	189,000
Awards outstanding [Member] | Non-employees [Member] | 23.42 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.42
Number of awards outstanding at end of year	16,000
Awards outstanding [Member] | Non-employees [Member] | 23.84 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.84
Number of awards outstanding at end of year	625,943
Awards outstanding [Member] | Non-employees [Member] | 23.86 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.86
Number of awards outstanding at end of year	69,400
Awards outstanding [Member] | Non-employees [Member] | 24.97 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 24.97
Number of awards outstanding at end of year	21,900
Awards outstanding [Member] | Non-employees [Member] | 28.96 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 28.96
Number of awards outstanding at end of year	18,875
Awards outstanding [Member] | Non-employees [Member] | 30.66 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 30.66
Number of awards outstanding at end of year	34,000
Awards outstanding [Member] | Non-employees [Member] | 36.74 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 36.74
Number of awards outstanding at end of year	3,000
Awards outstanding [Member] | Non-employees [Member] | 40.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 40.21
Number of awards outstanding at end of year	37,900
Awards outstanding [Member] | Non-employees [Member] | 49.68 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 49.68
Number of awards outstanding at end of year	133,000
Awards outstanding [Member] | Non-employees [Member] | 59.2 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 59.2
Number of awards outstanding at end of year	13,000
Awards exercisable [Member] | Non-employees [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 1 month 13 days
Number of awards exercisable at end of year	10,940
Awards exercisable [Member] | Non-employees [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 9 months
Number of awards exercisable at end of year	1,399,414
Awards exercisable [Member] | Non-employees [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	5 years 2 months 15 days
Number of awards exercisable at end of year	101,410
Awards exercisable [Member] | Non-employees [Member] | 17.63 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)
Number of awards exercisable at end of year
Awards exercisable [Member] | Non-employees [Member] | 23.19 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months 10 days
Number of awards exercisable at end of year	5,250
Awards exercisable [Member] | Non-employees [Member] | 23.84 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 10 months 17 days
Number of awards exercisable at end of year	7,500
Awards exercisable [Member] | Non-employees [Member] | 30.93 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 9 months 21 days
Number of awards exercisable at end of year	20,000
Awards exercisable [Member] | Non-employees [Member] | 40.21 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 2 months 8 days
Number of awards exercisable at end of year	4,930
Awards exercisable [Member] | Non-employees [Member] | 49.68 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 18 days
Number of awards exercisable at end of year	43,750
Awards exercisable [Member] | Non-employees [Member] | 0.00 [Member]
Class of Warrant or Right [Line Items]
Number of awards exercisable at end of year	19,219
Awards exercisable [Member] | Non-employees [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	6 years 11 months 12 days
Number of awards exercisable at end of year	982,445
Awards exercisable [Member] | Non-employees [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 5 months 12 days
Number of awards exercisable at end of year	43,967
Awards exercisable [Member] | Non-employees [Member] | 17.63 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	9 years 7 months 17 days
Number of awards exercisable at end of year	20,738
Awards exercisable [Member] | Non-employees [Member] | 23.19 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months 10 days
Number of awards exercisable at end of year	47,250
Awards exercisable [Member] | Non-employees [Member] | 23.42 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months 7 days
Number of awards exercisable at end of year	4,000
Awards exercisable [Member] | Non-employees [Member] | 23.84 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	9 years 21 days
Number of awards exercisable at end of year	112,310
Awards exercisable [Member] | Non-employees [Member] | 23.86 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months
Number of awards exercisable at end of year	17,350
Awards exercisable [Member] | Non-employees [Member] | 24.97 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 5 months 1 day
Number of awards exercisable at end of year	8,919
Awards exercisable [Member] | Non-employees [Member] | 28.96 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 10 months 6 days
Number of awards exercisable at end of year	18,875
Awards exercisable [Member] | Non-employees [Member] | 30.66 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 6 months 10 days
Number of awards exercisable at end of year	10,623
Awards exercisable [Member] | Non-employees [Member] | 36.74 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 11 months 4 days
Number of awards exercisable at end of year	1,500
Awards exercisable [Member] | Non-employees [Member] | 40.21 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 2 months 8 days
Number of awards exercisable at end of year	16,579
Awards exercisable [Member] | Non-employees [Member] | 49.68 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 18 days
Number of awards exercisable at end of year	43,750
Awards exercisable [Member] | Non-employees [Member] | 59.2 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 2 months 1 day
Number of awards exercisable at end of year	6,312

[1]	Including 22,778 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 3,221 RSUs that were issued in consideration for services.